Cover - USD ($)	12 Months Ended
	Dec. 31, 2022	Apr. 11, 2023	Jun. 30, 2022
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity File Number	2-27985
Entity Registrant Name	1st FRANKLIN FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	58-0521233
Entity Address, Address Line One	135 East Tugalo Street
Entity Address, Address Line Two	Post Office Box 880
Entity Address, City or Town	Toccoa
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30577
City Area Code	706
Local Phone Number	886-7571
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Public Float			$ 0
Documents Incorporated by Reference	Portions of the Registrant's Annual Report to security holders for the fiscal year ended December 31, 2022, included as Exhibit 13 hereto, are incorporated by reference into Parts I, II and IV of this Form 10-K.
Entity Central Index Key	0000038723
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Voting Common Stock
Entity Common Stock, Shares Outstanding		1,700
Nonvoting Common Stock
Entity Common Stock, Shares Outstanding		168,300